Cover Page	Nov. 02, 2021	Nov. 02, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2021
Entity Registrant Name	EVOLUS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38381
Entity Tax Identification Number	46-1385614
Entity Address, Address Line One	520 Newport Center Drive, Suite 1200
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	949
Local Phone Number	284-4555
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	EOLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001570562
Amendment Flag	false